Document and Entity Information	Feb. 18, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	WHIRLPOOL CORP /DE/
Amendment Flag	false
Entity Central Index Key	0000106640
Document Type	8-K
Document Period End Date	Feb. 18, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	1-3932
Entity Tax Identification Number	38-1490038
Entity Address, Address Line One	2000 M-63 North
Entity Address, City or Town	Benton Harbor
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49022-2692
City Area Code	269
Local Phone Number	923-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock | Chicago Stock Exchange
Document And Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $1.00 per share
Trading Symbol	WHR
Security Exchange Name	CHX
Common Stock | New York Stock Exchange
Document And Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $1.00 per share
Trading Symbol	WHR
Security Exchange Name	NYSE
Senior Notes | New York Stock Exchange
Document And Entity Information [Line Items]
Title of 12(b) Security	0.625% Senior Notes due 2020
Trading Symbol	WHR 20
Security Exchange Name	NYSE